Provision for Site Reclamation and Closure (Narrative) (Details) - Provision for Decommissioning, Restoration and Rehabilitation Costs [Member] $ in Thousands, $ in Thousands	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Disclosure Of Provision For Site Reclamation And Closure [Line Items]
Other provisions, undiscounted cash flows	$ 6,246	$ 6,065	$ 4,938
Major assumptions made concerning future events, other provisions, inflation rate	2.25%	2.50%	2.50%
Major assumptions made concerning future events, other provisions, discount rate	3.02%	3.28%	1.68%